CALVERT GROUP
INVESTMENTS THAT MAKE A DIFFERENCE(R)




March 31, 2001
Semi-Annual Report
Calvert Cash Reserves
Institutional Prime Fund




An Ameritas Acacia Company




CALVERT
INVESTMENTS
THAT MAKE A DIFFERENCE(R)

                                      TABLE
                                       OF
                                    CONTENTS

                               Shareholder Letter
                                       2

                                   Statement
                                 of Net Assets
                                       3

                                   Statement
                                 of Operations
                                       6

                                   Statements
                                 of Changes in
                                   Net Assets
                                       7

                                    Notes to
                                   Financial
                                   Statements
                                       8

                                   Financial
                                   Highlights
                                       10

Dear Shareholders:

For the six months ended March 31, 2001, the Fund shares returned 3.12% versus 2.98% for the Lipper Institutional Money Market Funds Average.

INVESTMENT CLIMATE
During the past six months the pace of economic growth, returns of the equity markets, and consumer confidence have all declined. In response to these events, the Federal Open Market Committee (FOMC) cut rates three times for a cumulative change in the Fed Funds rate of 150 basis points in an effort to stimulate economic growth and restore consumer confidence. The FOMC left the Fed Funds rate unchanged at 6.50% during the fourth quarter of 2000. But, at the December 19, 2000 meeting, the committee acknowledged that given its long-run goals of sustainable economic growth and price stability, the risk of economic weakness outweighed the risk of inflation, and adopted an easing bias. 2001 began with a surprise inter-meeting 50 basis point cut, on January 3. The next 50 basis point cut came as expected at the January 31 FOMC meeting. The third 50 basis point cut on March 20th was viewed by some as a disappointment. Many analysts wanted to see a more aggressive cut by the Fed.

STRATEGY
During the last few months of 2000 we began to lengthen the Fund's average maturity because we believed the Fed would keep rates steady through the end of 2000. By purchasing securities with maturities from six-months to one-year, we locked in higher rates. We continued the strategy during the first quarter of 2001 in order to maintain the Fund's average maturity, since we believed the Fed would begin a series of interest rate cuts.

OUTLOOK
The equity markets and consumer confidence have continued to drop as negative corporate earnings announcements, news of layoffs, and weak manufacturing numbers roll in. A great deal of stock market wealth has been wiped out over the past year. Should this weakening trend continue, we will likely see a greater slowdown in consumer spending followed by further Fed action. We will continue to monitor the economic releases of the coming months and maintain a longer average maturity. The consensus among analysts is that additional rate cuts, possibly inter-meeting, are ahead.

Sincerely,

/s/ Thomas A. Dailey                        /s/ Barbara J. Krumsiek

Thomas A. Dailey                            Barbara J. Krumsiek
Portfolio Manager                           President and CEO

April 2, 2001

NOTE: Please see the following important information following this report:

o Privacy Policy

--------------------------------------------------------------------------------
2 - CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
                                                  SEMI-ANNUAL REPORT (UNAUDITED)
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

                            STATEMENT OF NET ASSETS
                                 MARCH 31, 2001

                                                                                             PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - 53.2%                                                     AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
550 West 14th Place Illinois, 5.20%, 2/1/29, LOC: Harris Trust ............................  $1,500,000        $1,500,000
Alabama Incentives Financing Authority Special Obligation, 5.10%, 10/1/29, INSUR: AMBAC,
     BPA: SouthTrust Bank, AL .............................................................   4,175,000         4,175,000
Alabama State IDA Revenue, 5.15%, 12/1/19, LOC: Bank of America ...........................     540,000
Alsip Motel LP, 5.19%, 5/1/24, LOC: FHLB Indianapolis .....................................     850,000           850,000
American Buildings Co., Revenue Bond, 6.70%, 8/1/20, LOC: Canadian Imperial ...............   5,500,000         5,500,000
American Healthcare Funding:
     5.10%, 5/1/27, LOC: Lasalle Bank .....................................................   4,800,000         4,800,000
     5.10%, 3/1/29, LOC: Lasalle Bank .....................................................   3,750,000         3,750,000
Bel Air LLC, 5.15%, 12/1/15, LOC: Amsouth Bank ............................................   3,575,000         3,575,000
Betters Group LP, 5.15%, 2/1/12, LOC: Century National Bank and Trust, C/LOC: Mellon Bank .   1,925,000         1,925,000
Brownsburg Christian Church, 5.15%, 12/1/06, LOC: Firstar Bank, Milwaukee .................   6,270,000         6,270,000
Brumfield Properties Inc., 5.45%, 11/1/25, LOC: Amsouth Bank ..............................     335,000           335,000
California Housing Finance Agency Revenue, 5.20%, 8/1/29 ..................................     945,000           945,000
California Pollution Control:
     5.65%, 7/1/06, LOC: Union Bank of California .........................................   1,510,000         1,510,000
     3.40%, 6/1/14, LOC: Comerica Bank ....................................................   2,960,000         2,960,000
California Statewide Community Development, 5.20%, 7/1/27, LOC: Heller Financial,
     C/LOC: Commerze Bank .................................................................     325,000           325,000
Casa Grande Arizona IDA Revenue, 5.15%, 8/1/25, LOC: Bank of America ......................   5,000,000         5,000,000
Columbus Georgia IDA Revenue:
     5.25%, 12/1/19, LOC: Bank of Nova Scotia .............................................  16,000,000        16,000,000
     5.45%, 4/1/20, LOC:  Columbus Bank and Trust .........................................   4,500,000         4,500,000
Coughlin Properties Circleville LLC, 5.75%, 3/1/20, LOC: Fifth Third Bank .................   1,510,000         1,510,000
Four Fishers LLC, 5.18%, 4/1/24, C/LOC: Lasalle Bank ......................................   6,375,000         6,375,000
Galliano Marine Service, Inc., 5.15%, 8/1/10, LOC: Amsouth Bank ...........................   2,200,000         2,200,000
Glacier 600 Revenue Bond, 5.10%, 11/1/16, LOC: US Bank - National Association .............   4,375,000         4,375,000
Healthtrack Sports and Wellness, 5.15%, 2/15/27, LOC: American National Bank and Trust ....     950,000           950,000
Illinois Housing Development Authority, 5.20%, 12/1/21, BPA: Lehman Brothers ..............   8,150,000         8,150,000
Indiana State Development Finance Authority, 7.50%, 9/1/16, LOC: Bank One, NA .............  28,700,000        28,700,000
Kit Carson County, Colorado Agriculture Development, 5.10%, 6/1/27,
     LOC: Wells Fargo Bank, NA ............................................................   1,840,000         1,840,000
Maine Finance Authority Revenue, 5.60%, 6/1/08, BPA: Fleet National Bank, INSUR: AMBAC ....   1,000,000         1,000,000
Maples Industries Inc., 5.11%, 4/1/15, LOC: Regions Bank ..................................   5,600,000         5,600,000
Maryland State Health & Higher Educational Authority Revenue, 5.15%, 1/1/28,
     LOC: First Union Bank, NC ............................................................   1,980,000         1,980,000
Meyers Cookware Industrial, 5.10%, 5/1/27, LOC: Banque National De Paris ..................   1,500,000         1,500,000
Milwaukee Redevelopment Authority, 6.80%, 8/1/20, LOC: Marshall and Ilsley Bank ...........   2,175,000         2,175,000
Mississippi Business Finance Authority:
     5.15%, 6/1/10, LOC: Bank One, NA .....................................................   3,400,000         3,400,000
     5.20%, 2/1/19, LOC: Sara Lee .........................................................   2,000,000         2,000,000
     5.20%, 6/1/20, LOC: Bank of America ..................................................   6,700,000         6,700,000
Montgomery Cancer Center LLC, 5.15%, 10/1/12, LOC: Southtrust Bank, AL ....................   3,695,000         3,695,000
Montgomery County Pennslvania IDA Revenue, 5.35%, 12/1/16, LOC: Wilmington Trust Co. ......   2,205,000         2,205,000
National Roofing Contractors Assn., 5.20%, 10/1/24, LOC: American National Bank & Trust ...   4,000,000         4,000,000
New Hampshire Business Financial Authority, 5.60%, 11/1/17, GA: State of New Hampshire ....   5,000,000         5,000,000
Oregon Apartment Revenue, 5.76%, 7/1/28, INSUR: FGIC ......................................   4,300,000         4,307,439
Pointe Chase Apartments LLC, 5.35%, 12/1/29, LOC: Columbus Bank & Trust ...................   6,125,000         6,125,000
Racetrac Capital LLC., 5.11%, 9/1/20, LOC: Regions Bank ...................................   4,300,000         4,300,000

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SEMI-ANNUAL REPORT (UNAUDITED)
                              CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND - 3
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

                                                                                             PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES - CONT'D                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
Roosevelt Paper Co., 5.23%, 6/1/12, LOC: First Union, NC ..................................  $6,100,000        $6,100,000
San Joaquin Mariners Association LP, 5.15%, 7/1/29, LOC: Credit Suisse First Boston .......   1,900,000         1,900,000
Scott Street Land Co., 5.95%, 1/3/22, LOC: Fifth Third Bank ...............................   4,000,000         4,000,000
Sea Island Co., 5.33375%, 2/1/21, LOC: Columbus Bank & Trust ..............................   3,500,000         3,500,000
Shawnee Kansas Private Activity Revenue, 5.68%, 12/1/12, LOC: Chase Manhattan .............   8,085,000         8,085,000
South Central Communications Corp., 5.15%, 6/1/13, LOC: Citizens National Bank,
     C/LOC: Fifth Third Bank ..............................................................   5,000,000         5,000,000
Southeast Alabama Gas District, 5.45%, 6/1/25, BPA: Amsouth Bank, INSUR: AMBAC. ...........   6,920,000         6,920,000
Spencer Co's., Inc, 5.33375%, 2/1/21, LOC: First Cmmunity Bank ............................   8,250,000         8,250,000
St Paul Minnesota Housing & Redevelopment Authority Cooling Revenue, 5.10%, 6/1/15,
     LOC: Dexia Public Financial Bank .....................................................   1,630,000         1,630,000
Stow Glen Properties LLC, 5.23%, 11/1/19, LOC: Firstar Bank Milwuakee .....................   3,000,000         3,000,000
W. L. Petrey Wholesale Co., Inc., 5.15%, 3/1/11, LOC: SouthTrust Bank, AL .................   1,600,000         1,600,000
Washington State Economic Development Financial Authority, 6.90%, 12/1/21,
     LOC: Bank of New York ................................................................   8,000,000         8,000,000
Washington State Housing Finance Commission:
     5.15%, 2/1/28, LOC: US Bank - National Association ...................................   2,785,000         2,785,000
     5.30%, 1/1/30, LOC: Wells Fargo Bank .................................................   4,978,000         4,978,000
Wenatchee Valley Clinic, 5.10%, 11/23/24, LOC: US Bank - National Association .............   2,705,000         2,705,000
                                                                                                             ------------

          Total Taxable Variable Rate Demand Notes (Cost $241,000,439) ....................                   241,000,439
                                                                                                             ------------

CORPORATE OBLIGATIONS - 9.5%
-------------------------------------------------------------------------------------------------------------------------
Bank of America, 7.38%, 5/17/01 ...........................................................   5,000,000         5,000,000
Bayerische Landesbank New York, 5.29%, 5/22/01 ............................................   5,000,000         5,000,420
First Tennessee Bank NA, 7.125%, 6/21/01 ..................................................  10,000,000        10,000,000
John Deere Capital Corp., 7.14%, 6/20/01 ..................................................  15,000,000        15,000,000
Philip Morris Co.'s, Inc., 7.25%, 9/15/01 .................................................   7,900,000         7,896,272
                                                                                                             ------------

          Total Corporate Obligations (Cost $42,896,692) ..................................                    42,896,692
                                                                                                             ------------

COMMERCIAL PAPER - 26.6%
-------------------------------------------------------------------------------------------------------------------------
Alaska Housing Finance Corp., 5.10%, 5/10/01 ..............................................   6,000,000         5,966,850
Bayer Corp., 5.17%, 5/21/01 ...............................................................  10,000,000         9,928,194
Duke University, 5%, 6/6/01 ...............................................................   6,000,000         5,945,000
Gillette Co., 5.44%, 4/18/01 ..............................................................   7,500,000         7,480,733
Goldman Sachs & Co., 4.50%, 9/17/01 .......................................................   5,000,000         4,894,375
ING America Insurance Holdings, 5.34%, 4/18/01 ............................................   7,000,000         6,982,348
KFW International Finance:
     4.95%, 5/2/01 ........................................................................   5,000,000         4,978,687
     5.17%, 5/30/01 .......................................................................   5,000,000         4,957,635
Kommunalbanken AS, 5.45%, 4/5/01 ..........................................................  10,000,000         9,993,944
Landesbank Schleswig-Holst, 5.42%, 4/5/01 .................................................   8,000,000         7,995,182
Lloyds Bank plc New York, 4.72%, 6/29/01 ..................................................   5,000,000         4,941,656
Morgan Stanley Dean Witter Co., 4.70%, 6/25/01 ............................................   5,000,000         4,944,514
Oesterreich KontrollBank New York, 4.94%, 6/7/01 ..........................................   5,000,000         4,954,031
Toyota Motor Credit Corp., 4.79%, 5/4/01 ..................................................   5,000,000         4,978,046
UBS Financial (DE) LLC, 4.60%, 8/15/01 ....................................................   4,766,000         4,683,178
United Parcel Service, 4.94%, 10/15/01 ....................................................  10,000,000         9,729,672
USAA Capital Corp., 5.30%, 4/20/01 ........................................................   7,000,000         6,980,419

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4 - CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
                                                  SEMI-ANNUAL REPORT (UNAUDITED)
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


                                                                                             PRINCIPAL
COMMERCIAL PAPER - CONT'D                                                                      AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------
Washington Post Co.:
     5.13%, 5/2/01 ........................................................................  $4,000,000        $3,982,330
     5.11%, 5/7/01 ........................................................................   3,000,000         2,984,670
     5.10%, 5/14/01 .......................................................................   3,000,000         2,981,725
                                                                                                             ------------

          Total Commercial Paper (Cost $120,283,189) ......................................                   120,283,189
                                                                                                             ------------

CERTIFICATES OF DEPOSIT - 7.6%
-------------------------------------------------------------------------------------------------------------------------
Comerica Bank, 5.40%, 1/22/02 .............................................................   3,000,000         3,001,403
Deutsche Bank, New York:
     7.16%, 6/12/01 .......................................................................   5,400,000         5,399,195
     6.89%, 8/20/01 .......................................................................   3,000,000         2,999,671
     6.78%, 9/11/01 .......................................................................   7,000,000         6,999,259
Dresdner Bank New York, 6.99%, 7/13/01 ....................................................   7,000,000         6,999,626
Landesbank Hessen Thuerigen, 6.01%, 9/4/01 ................................................   5,000,000         5,026,652
Lloyds Bank PLC New York, 5.27%, 1/7/02 ...................................................   4,000,000         4,000,000
                                                                                                             ------------

          Total Certificates of Deposit (Cost $34,425,806) ................................                    34,425,806
                                                                                                             ------------

TAXABLE MUNICIPAL OBLIGATIONS - 1.5%
-------------------------------------------------------------------------------------------------------------------------
American Public Energy Agency Gas Supply Revenue, 7.06%, 6/1/01, INSUR: AMBAC .............   3,000,000         3,000,000
New Jersey State, 6.375%, 8/1/01 ..........................................................   3,700,000         3,717,815
                                                                                                             ------------

          Total Taxable Municipal Obligations (Cost $6,717,815) ...........................                     6,717,815
                                                                                                             ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
-------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.35%, 4/2/02 ...................................................   5,000,000         4,997,500
Federal National Mortgage Association, 6.57%, 4/26/01 .....................................   7,000,000         6,999,498
                                                                                                             ------------

          Total U.S. Government Agency Obligations (Cost $11,996,998) .....................                    11,996,998
                                                                                                             ------------

               TOTAL INVESTMENTS (Cost $457,320,939) - 101.1% .............................                   457,320,939
               Other assets and liabilities, net - (1.1)% .................................                   (4,758,740)
                                                                                                             ------------
               NET ASSETS - 100% ..........................................................                  $452,562,199
                                                                                                             ============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
Paid-in capital applicable to 452,626,240 shares of beneficial interest,
     unlimited number of no par shares authorized .........................................                  $452,628,055
Undistributed net investment income .......................................................                           892
Accumulated net realized gain (loss) on investments .......................................                      (66,748)
                                                                                                             ------------

               NET ASSETS .................................................................                  $452,562,199
                                                                                                             ============

               NET ASSET VALUE PER SHARE ..................................................                         $1.00
                                                                                                             ============

Explanation of Guarantees:                 Abbreviations:
BPA: Bond-Purchase Agreement               FHLB: Federal Home Loan Bank
LOC: Letter of Credit                      VRDN: Variable Rate Demand Notes
C/LOC: Confirming Letter of Credit         IDA: Industrial Development Authority
GA:  Guarantee Agreement                   LP: Limited Partnership
INSUR: Insurance
S/ BPA: Standby Bond-Purchase Agreement
TOA: Tender Option Agreement

See notes to financial statements.

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SEMI-ANNUAL REPORT (UNAUDITED)
                              CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND - 5
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
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED March 31, 2001

NET INVESTMENT INCOME
--------------------------------------------------------------------------------
Investment Income:
     Interest income .............................................  $15,711,164
                                                                    -----------

Expenses:
     Investment advisory fee .....................................      613,004
     Transfer agency fees and expenses ...........................        6,055
     Trustees' fees and expenses .................................       19,782
     Administrative fees .........................................      122,601
     Custodian fees ..............................................       12,141
     Accounting fees .............................................       24,709
     Registration fees ...........................................       11,981
     Reports to shareholders .....................................       15,501
     Professional fees ...........................................        8,593
     Miscellaneous ...............................................       32,398
                                                                    -----------
          Total expenses .........................................      866,765
               Reimbursement from Advisor ........................     (225,575)
               Fees paid indirectly ..............................      (28,186)
                                                                    -----------
               Net expenses ......................................      613,004
                                                                    -----------
                    NET INVESTMENT INCOME ........................   15,098,160
                                                                    -----------

REALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
Net realized gain (loss) on investments ..........................          718
                                                                    -----------

                    INCREASE (DECREASE) IN NET ASSETS
                    RESULTING FROM OPERATIONS ....................  $15,098,878
                                                                    ===========




See notes to financial statements.

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6 - CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
                                                  SEMI-ANNUAL REPORT (UNAUDITED)
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
                      STATEMENTS OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED     YEAR ENDED
                                                  MARCH 31,        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                   2001               2000
--------------------------------------------------------------------------------
Operations:
     Net investment income ...................    $15,098,160        $34,908,339
     Net realized gain (loss) on investments .            718           (67,467)
                                               --------------     --------------

     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...............     15,098,878         34,840,872
                                               --------------     --------------

Distributions to shareholders from:
     Net investment income ...................   (15,103,904)       (34,911,519)
                                               --------------     --------------
          Total distributions ................   (15,103,904)       (34,911,519)
                                               --------------     --------------

Capital share transactions in dollars and shares:
     Shares sold .............................  2,745,681,749      5,695,654,168
     Reinvestment of distributions ...........     10,728,303         26,545,886
     Shares redeemed .........................(2,738,910,019)    (5,881,886,613)
                                               --------------     --------------
          Total capital share transactions ...     17,500,033      (159,686,559)
                                               --------------     --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ......     17,495,007      (159,757,206)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period ..........................   435,067,192        594,824,398
                                              --------------     --------------
End of period (including undistributed net
     investment income of $892 and $6,637
     respectively.) ..........................  $452,562,199       $435,067,192
                                              ==============     ==============




See notes to financial statements.

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SEMI-ANNUAL REPORT (UNAUDITED)
                              CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND - 7
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
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

SECURITY VALUATION: Securities are valued at amortized cost which approximates market.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

OTHER: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the Fund's financial statements.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of
 .25% of average daily net assets. Under the terms of the agreement, $99,996 was payable at period end.

The Advisor voluntarily reimbursed the Fund for expenses of $225,575 for the six months ended March 31, 2001.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $22,233 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $2,956 for the six months ended March 31, 2001. Under the terms of the agreement, $628 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

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8 - CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
                                                  SEMI-ANNUAL REPORT (UNAUDITED)
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
NOTE C -- INVESTMENT ACTIVITY

The cost of investments owned at March 31, 2001 was substantially the same for federal income tax and financial reporting purposes.

As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The Board has determined that all transactions are executed at independently derived prices.

Net realized capital loss carryforward for federal income tax purposes of 7,950 at March 31, 2001 may be utilized to offset future capital gains until expiration in September 2008.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity and Technology Portfolios, Calvert Social Index Fund, Calvert Large Cap Growth Fund, Calvert South Africa Fund and the CVS Ameritas's Index 500, Micro Cap and Select Portfolios) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had $5,408,028 outstanding borrowings at an interest rate of 6.00% at March 31, 2001.

CHANGE IN INDEPENDENT AUDITOR

In September 2000, PricewaterhouseCoopers LLP (PricewaterhouseCoopers) resigned in the normal course of business as independent auditor for the Calvert Group Funds. Arthur Andersen LLP (Arthur Andersen) was selected as the Fund's independent auditor. The Fund's selection of Arthur Andersen as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

The reports on the financial statements audited by PricewaterhouseCoopers for the years ended September 30, 1999 and prior for the Funds did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT (UNAUDITED)
                              CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND - 9
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

                                                     PERIODS ENDED
                                 -----------------------------------------------
                                       MARCH 31,   SEPTEMBER 30,   SEPTEMBER 30,
                                         2001           2000            1999

Net asset value, beginning .........     $1.00         $1.00           $1.00
                                     =========      ========        ========
Income from investment operations
     Net investment income .........      .031          .060            .051
                                     ---------      --------        --------
Distributions from
     Net investment income .........      .031        (.060)          (.051)
                                     ---------      --------        --------
Net asset value, ending ............     $1.00         $1.00           $1.00
                                     =========      ========        ========

Total return .......................     3.12%         6.22%           5.18%
                                     =========      ========        ========
Ratios to average net assets:
     Net investment income ......... 6.16% (a)         6.01%           5.05%
                                     =========      ========        ========
     Total expenses ................  .35% (a)          .35%            .36%
                                     =========      ========        ========
     Expenses before offsets .......  .26% (a)          .27%            .22%
                                     =========      ========        ========
     Net expenses ..................  .25% (a)          .25%            .21%
                                     =========      ========        ========
Net assets, ending (in thousands) ..  $452,562      $435,067        $594,824
                                     =========      ========        ========

                                                     YEARS ENDED
                                 -----------------------------------------------
                                 September 30,    September 30,    September 30,
                                     1998             1997             1996
--------------------------------------------------------------------------------
Net asset value, beginning .........     $1.00         $1.00           $1.00
                                     =========      ========        ========
Income from investment operations
     Net investment income .........      .056          .055            .040
                                     ---------      --------        --------
Distributions from
     Net investment income .........    (.056)        (.055)          (.040)
                                     ---------      --------        --------
Net asset value, ending ............     $1.00         $1.00           $1.00
                                     =========      ========        ========

Total return .......................     5.74%         5.55%           3.99%
                                     =========      ========        ========
Ratios to average net assets:
     Net investment income .........     5.59%         5.55%           4.80%
                                     =========      ========        ========
     Total expenses ................      .35%          .38%           1.20%
                                     =========      ========        ========
     Expenses before offsets .......      .14%          .07%            .73%
                                     =========      ========        ========
     Net expenses ..................      .13%          .06%            .69%
                                     =========      ========        ========
Net assets, ending (in thousands) ..  $436,685      $375,351        $131,218
                                     =========      ========        ========




(a) Annualized

--------------------------------------------------------------------------------
10 - CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
                                                  SEMI-ANNUAL REPORT (UNAUDITED)
--------------------------------------------------------------------------------

CALVERT
CASH
RESERVES
INSTITUTIONAL
PRIME
FUND




PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814




                                    CALVERT
                                  INFORMATION

                               TO OPEN AN ACCOUNT
                                  800-317-2274

                               YIELDS AND PRICES
                          CALVERT INFORMATION NETWORK
                           (24 hours, 7 days a week)
                                  800-368-2745

                          SERVICE FOR EXISTING ACCOUNT
                           Shareholders: 800-317-2274
                             Brokers: 800-368-2746

                            TDD FOR HEARING IMPAIRED
                                  800-541-1524

                                 BRANCH OFFICE
                             4550 Montgomery Avenue
                                Suite 1000 North
                            Bethesda, Maryland 20814

                             REGISTERED, CERTIFIED
                               OR OVERNIGHT MAIL
                                 Calvert Group
                                    c/o NFDS
                              330 West 9th Street
                             Kansas City, MO 64105

                                    WEB SITE
                             http://www.calvert.com




                     This report is intended to provide fund
               information to shareholders. It is not authorized
                for distribution to prospective investors unless
                    preceded or accompanied by a prospectus.